Compensation and benefits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Compensation and benefits
4. Compensation and benefits
Compensation and benefits expenses consist of costs for direct employees of the Company. Compensation of individual contractors is reported as Research and development expenses or Other operating expenses, as applicable, based on the roles assigned to the individuals.

	Year Ended December 31,
($000s)	2021	2020	2019
Salary, payroll tax, benefits, other	$18,197	$14,917	$19,219
Share-based compensation	2,910	2,755	2,531

Total	$21,107	$17,672	$21,750

The table below sets forth the number of employees and individual contractors by their function. Certain individuals are classified as contractors because they live in countries in which the Company does not have a formal business presence.

	December 31, 2021		December 31, 2020		December 31, 2019
	Employees	Contractors	Employees	Contractors	Employees	Contractors
Research and development	77	8	75	6	81	8
Marketing and sales	6	9	6	5	10	6
General and administrative	8	1	7	1	9	—
Supply chain and distribution	2	—	2	—	2	—

Total staff	93	18	90	12	102	14
The average number of employees for the years 2021, 2020, and 2019 were 95, 93, and 109 full-time equivalents
, respectively.
The Company provides health and other benefits to employees consistent with common practice in the countries in which it operates. No such benefits are provided to individual contractors.
The parent company contributes to a pension insurance plan for all its Norwegian employees. The plan satisfies the Norwegian mandatory service pension rules. The pension plan is a fully insured, defined contribution plan.
Employees of IDEX America may participate in a health, dental, and vision insurance plan. IDEX America also offers employer-funded plans for life insurance, short-term disability, and long-term disability. IDEX America does not offer or plan to offer any pension plans, except for a 401(k) defined-contribution plan. The Company currently does not match participant contributions to this plan.
IDEX China contributes to the mandatory social security plans in China, including contribution of 21% of eligible salary to each employee’s personal retirement fund.
IDEX UK contributes up to 6% of an employee participant’s base salary to IDEX UK’s pension plan, subject to the employee contributing the same percentage through a salary reduction arrangement. The pension plan is a fully insured, defined-contribution plan.
Share-based compensation includes
non-cash
expenses associated with the recognition of the costs of share-based awards granted pursuant to the Company’s subscription rights plans and its employee share purchase plan (“ESPP”). See Note 16.
Compensation of Key Management
For 2021, key management consisted of the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Technology Officer (“CTO”), and Chief Commercial Officer (“CCO”). For 2020, key management consisted of the CEO, CFO, and CTO, while, for 2019, key management consisted of the CEO, CFO, CTO, and the Chief Innovation Officer (“CIO”). The following amounts were recognized as compensation for key management for the years shown. Related employment tax obligations paid by the Company are not included.

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Compensation and short-term benefits	$1,425	$906	$1,367
Medical and similar benefits, contributions to pension schemes	73	66	52
Share-based compensation	443	449	840

Total compensation of key management	$1,941	$1,421	$2,259
Key management, as defined, held the following subscription rights to Ordinary Shares under the subscription rights incentive plans with the following expiration dates and exercise prices:

			Number outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK)	2021	2020	2019
August 10, 2016	May 11, 2021	7.79			775,000
November 9, 2016	May 11, 2021	6.59			1,400,000
February 24, 2017	May 11, 2021	6.59			750,000
August 9, 2017	May 12, 2022	7.76			515,000
February 21, 2018	May 12, 2022	4.67			4,500,000
May 9, 2018	May 9, 2023	4.28			2,250,000
August 14, 2019	May 9, 2024	1.65	327,800	2,327,800	3,774,000

			Number outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK)	2021	2020	2019
February 26, 2020	May 9, 2024	1.11	5,000,000	5,000,000	—
June 17, 2020	May 15, 2025	1.71	1,125,000	1,125,000	—
April 20, 2021	May 15, 2025	2.71	2,750,000
June 3, 2021	May 12, 2026	2.38	2,000,000
August 11, 2021	May 12, 2026	2.40	1,668,100
Total			12,870,900	8,452,800	8,452,800
Compensation paid to the Board is presented in Note 17.